Label	Element	Value
Cash Equivalents, at Carrying Value	us-gaap_CashEquivalentsAtCarryingValue	CAD 183,000,000
Cash Equivalents, at Carrying Value	us-gaap_CashEquivalentsAtCarryingValue	77,000,000
Cash	us-gaap_Cash	996,000,000
Cash	us-gaap_Cash	CAD 221,000,000